Cover	Aug. 27, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 27, 2024
Entity File Number	000-17007
Entity Registrant Name	REPUBLIC FIRST BANCORP, INC.
Entity Central Index Key	0000834285
Entity Tax Identification Number	23-2486815
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	50 South 16th Street, Suite 2400
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19102
City Area Code	215
Local Phone Number	735-4422
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false